CONSOLIDATED STATEMENTS OF CASH FLOWS $ in Thousands	12 Months Ended
	Mar. 31, 2024 CNY (¥)	Mar. 31, 2024 USD ($)	Mar. 31, 2023 CNY (¥)		Mar. 31, 2022 CNY (¥)
Cash flows from operating activities:
Net loss	¥ (66,959,000)	$ (9,272)	¥ (186,406,000)		¥ (642,374,000)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	9,992,000	1,384	65,304,000		333,550,000
Expected credit loss (reversal)/expense	2,649,000	367	648,000		(151,000)
Losses/(gains) on disposal of property and equipment	(118,000)	(16)	(553,000)		448,000
Foreign exchange (gain)/loss	(46,000)	(6)	8,547,000		(1,214,000)
Goodwill impairment	0	0	63,460,000	[1]	186,504,000
Impairment for intangible assets	9,945,000	1,377	21,233,000		48,890,000
Share-based compensation expenses	4,590,000	636	13,563,000		12,458,000
Deferred income tax benefit	(1,755,000)	(243)	(8,948,000)		(15,962,000)
(Gain)/loss from investments, net	2,185,000	303	19,750,000		(232,000)
Share of results of equity investee	2,886,000	400	(883,000)		539,000
Amortization of right-of-use assets and interest on lease liabilities	4,085,000	566	8,610,000		0
Changes in operating assets and liabilities:
Prepayments, receivables and other current assets	11,174,000	1,547	5,807,000		22,157,000
Loan receivables - service fee	(23,000)	(3)	511,000		1,211,000
Inventories	46,000	6	(64,000)		161,000
Amounts due from related parties	31,000	4	(620,000)		141,000
Other non-current assets	0	0	0		(442,000)
Accounts payable	(1,317,000)	(182)	(9,771,000)		(1,505,000)
Salary and welfare payable	(6,614,000)	(916)	1,238,000		7,839,000
Taxes payable	(10,065,000)	(1,397)	9,785,000		1,474,000
Advances from customers	(38,000)	(4)	(655,000)		667,000
Advances to suppliers	920,000	127	0		0
Amounts due to related parties	1,145,000	159	(498,000)		(1,540,000)
Operating lease liabilities	(1,961,000)	(272)	(7,654,000)		0
Accruals and other current liabilities	(1,213,000)	(169)	(12,494,000)		(67,028,000)
Net cash used in operating activities	(40,461,000)	(5,604)	(10,090,000)		(114,409,000)
Cash flows from investing activities:
Prepayment and payment for purchase of property and equipment	(94,156,000)	(13,040)	(18,962,000)		(55,138,000)
Purchase of intangible assets	(245,000)	(34)	0		0
Disposal of property and equipment	1,658,000	230	788,000		133,000
Disposal of long-term investment	2,144,000	297	0		5,279,000
Purchase of short-term investments	(306,386,000)	(42,434)	(1,601,149,000)		(1,783,441,000)
Proceeds from sale of short term investments	390,975,000	54,149	1,652,601,000		1,842,401,000
Purchase of gold	0	0	(36,587,000)		0
Disposal of gold	839,000	116	0		0
Cash paid for long-term investments	(15,192,000)	(2,104)	(14,847,000)		(34,564,000)
Cash received from long-term investments	0	0	186,000		0
Cash paid for loan originations	(482,257,000)	(66,792)	(578,658,000)		(1,073,006,000)
Cash received from loan repayments	482,854,000	66,874	597,236,000		1,148,415,000
Acquisition of subsidiaries, net of cash acquired	0	0	0		(36,132,000)
Net cash provided by/(used in) investing activities	(19,766,000)	(2,738)	608,000		13,947,000
Cash flows from financing activities:
Proceeds from short-term borrowing	0	0	618,000		10,139,000
Repayment of short-term borrowing	0	0	(11,349,000)		0
Cash payment for repurchase of ordinary shares (Note 17)	0	0	(1,333,000)		(9,689,000)
Net cash provided by/(used in) financing activities	0	0	(12,064,000)		450,000
Effect of foreign exchange rate changes on cash and cash equivalents and restricted cash	2,514,000	349	(860,000)		(3,455,000)
Net decrease in cash and cash equivalents and restricted cash	(57,713,000)	(7,993)	(22,406,000)		(103,467,000)
Cash and cash equivalents and restricted cash at beginning of year	417,011,000	57,755	439,417,000		542,884,000
Cash and cash equivalents and restricted cash at end of year	359,298,000	49,762	417,011,000		439,417,000
Supplemental disclosures of cash flow information:
Cash paid for income taxes	(7,470,000)	(1,035)	(286,000)		(920,000)
Cash paid for interest	(191,000)	(26)	(598,000)		¥ (787,000)
Supplemental schedule of non-cash investing and financing activities:
Payable related to purchase of property and equipment	¥ 14,535,000	$ 2,013	¥ 10,450,000

[1]	Goodwill impairment